NOTE 3 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Income (Loss) Per Share (Details) - shares	Dec. 31, 2020	Dec. 31, 2019
Details
Potentially dilutive securities, Common shares from convertible debentures	77,955,991	73,871,688
Potentially dilutive securities, Common shares from outstanding warrants	249,677,006	223,204,339